Goodwill and Intangible Assets (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and other intangible assets	$ 1,229,831	$ 1,239,123
Identifiable intangibles
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and other intangible assets	527,817	529,067
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and other intangible assets	699,844	699,844
Other intangibles
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and other intangible assets	$ 2,170	$ 10,212